Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
17.	Related party transactions:

Prior to October 15, 2012, a partner of a law firm served as the Company’s corporate secretary. Services provided by the law firm primarily related to general corporate matters. Amounts charged for these services were recorded at their exchange amounts and were subject to normal trade terms. Total expenses for services provided for the year ended December 31, 2012 were $794 (year ended December 31, 2011 - $642; year ended December 31, 2010 - $574). Amounts included in 2012 related to services rendered until the date the partner ceased to serve as the Company’s corporate secretary. As at December 31, 2011, included in accounts payable and accrued liabilities was $59 owing to the law firm.